Summary of Significant Accounting Policies (Details) - USD ($)			11 Months Ended	12 Months Ended
	Dec. 31, 2022	Sep. 11, 2021	Dec. 31, 2021	Dec. 31, 2022
Summary of Significant Accounting Policies (Details) [Line Items]
Assets held in the trust account	$ 253,668,826		$ 250,036,950	$ 253,668,826
Trust Account for the payment of taxes				330,384
Warrant derivative liabilities	1,616,000			1,616,000
Dissolution expenses	100,000			100,000
Redeemable common stock				2,755,071
Public warrants of offering cost				1,020,874
Aggregate shares of common stock (in Shares)			937,500
Federal depository insurance coverage	$ 250,000			$ 250,000
Warrant [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Diluted income per share (in Shares)	20,200,000			20,200,000
IPO [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Offering costs amount				$ 21,720,139
Underwriting discount				5,000,000
Deferred underwriting fees	$ 8,750,000			8,750,000
Anchor investor offering costs				7,207,313
Other offering costs				$ 762,826
Common Class A [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Shares of class A common stock (in Shares)	25,000,000		25,000,000	25,000,000
Offering costs				$ 20,699,265
Class B Common Stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Forfeited shares (in Shares)		937,500		937,500
Forward Purchase Agreement [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Purchase of agreement	$ 484,000